Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
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Investments in Associates and Joint Ventures
14.	Investments in Associates and Joint Ventures
Details of associates that are material to the Group as at December 31, 2021 and 2022, are as follows:

	Percentage of ownership (%)		Location	Closing month
	December 31, 2021	December 31, 2022
KIF Investment Fund	33.3%	33.3%	Korea	December
K Bank Inc.	33.7%	33.7%	Korea	December
Hyundai Robotics Co., Ltd. 1	10.0%	10.0%	Korea	December
Megazone Cloud Corporation 1	—	6.8%	Korea	December
IGIS No. 468-1 General Private Real Estate Investment Company	—	44.6%	Korea	December
KT-DSC Creative Economy Youth Start-up Investment Fund	28.6%	28.6%	Korea	December
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395	35.3%	35.3%	Korea	December

1
As at December 31, 2022, although the Group has less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has significant influence in determining the operational and financial policies.

Changes in investments in associates and joint ventures for the years ended December 31, 2021 and 2022, are as follows:

	2021
( i n millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit (loss) from associates and joint ventures 1		Others		Ending
KIF Investment Fund	￦	170,155	￦	—	￦	16,702	￦	(7,922)	￦	178,935
KT-IBKC Future Investment Fund 1		16,190		(5,700)		1,591		—		12,081
K Bank Inc. 2		208,272		424,957		5,809		192,699		831,737
Hyundai Robotics Co., Ltd.		50,936		—		(2,373)		162		48,725
K-REALTY CR REITs No.1		31,088		—		75,676		(39,106)		67,658
Others 1		81,240		57,691		18,769		(8,407)		149,293

	￦	557,881	￦	476,948	￦	116,174	￦	137,426	￦	1,288,429

	2022
( i n millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit (loss) from associates and joint ventures 1		Others		Ending
KIF Investment Fund	￦	178,935	￦	—	￦	2,502	￦	(10,458)	￦	170,979
K Bank Inc.		831,737		—		29,010		(7,991)		852,756
Hyundai Robotics Co., Ltd.		48,725		—		798		(151)		49,372
Megazone Cloud Corporation		—		130,001		(22,555)		28,753		136,199
IGIS No. 468-1 General Private Real Estate Investment Company		—		25,000		(1,411)		—		23,589
KT-DSC Creative Economy Youth Start-up Investment Fund		22,138		—		(13)		(2)		22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No . 395		17,084		—		(464)		—		16,620
Others 1		189,810		100,040		(24,688)		(56,078)		209,084

	￦	1,288,429	￦	255,041	￦	(16,821)	￦	(45,927)	￦	1,480,722

1
KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in net gain from associates and joint ventures of
￦
464 million (2020: net gain of
￦
279 million, 2021: net gain of
￦
113 million) recognized as operating revenue during the period.

2
During the year ended December 31, 2021, the amount increased due to the settlement of derivative liabilities, resulting from a shareholder agreement among financial investors participating in the paid-in capital increase of K-Bank Inc.

Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2021 and 2022, is as follows:

( i n millions of Korean won)	December 31, 2021
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
KIF Investment Fund	￦	117,172	￦	419,632	￦	—	￦	—
KT-IBKC Future Investment Fund 1		24,163		—		—		—
K Bank Inc.		13,263,658		70,362		11,594,316		2,467
Hyundai Robotics Co., Ltd.		308,776		120,221		91,637		57,899
K-REALTY CR REITs No.1		208,825		—		—		—

(in millions of Korean won)	December 31, 2022
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
KIF Investment Fund	￦	98,132	￦	414,804	￦	—	￦	—
K Bank Inc.		16,562,742		71,265		14,830,983		2,168
Hyundai Robotics Co., Ltd.		278,413		135,380		63,009		64,335
Megazone Cloud Corporation		857,089		202,767		330,619		94,202
IGIS No. 468-1 General Private Real Estate Investment Company		52,851		—		12		—
KT-DSC Creative Economy Youth Start-up Investment Fund		908		76,884		362		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		9,344		127,321		90,545		—

( i n millions of Korean won)	2021
	Operating revenue		Profit (loss) for the year		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends received from associates
KIF Investment Fund	￦	58,791	￦	50,107	￦	(6,847)	￦	43,260	￦	5,640
KT-IBKC Future Investment Fund 1		5,912		3,184		—		3,184		—
K Bank Inc.		287,775		21,728		(28,211)		(6,483)		—
Hyundai Robotics Co., Ltd.		189,255		(23,730)		1,977		(21,753)		—
K-REALTY CR REITs No.1		425,363		180,437		—		180,437		40,142

( i n millions of Korean won)	2022
	Operating revenue		Profit (loss) for the year		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends received from associates
KIF Investment Fund	￦	19,916	￦	7,505	￦	(11,779)	￦	(4,274)	￦	6,531
K Bank Inc.		558,872		86,498		(24,888)		61,610		—
Hyundai Robotics Co., Ltd.		181,944		9,332		(49)		9,283		—
Megazone Cloud Corporation		1,261,228		(293,186)		(6,609)		(299,795)		—
IGIS No. 468-1 General Private Real Estate Investment Company		9		(3,161)		—		(3,161)		—
KT-DSC Creative Economy Youth Start-up Investment Fund		19,931		(53)		—		(53)		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No . 395		—		(474)		—		(474)		—
Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures that are material to the Group as at and for the years end December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
KIF Investment Fund	￦	536,804	33.33%	￦	178,935	￦	—	￦	178,935
KT-IBKC Future Investment Fund 1		24,163	50.00%		12,081		—		12,081
K Bank Inc.		1,737,237	33.72%		585,837		245,900		831,737
Hyundai Robotics Co., Ltd.		279,461	10.00%		27,946		20,779		48,725
K-REALTY CR REITs No.1		208,825	30.05%		62,752		4,906		67,658

(in millions of Korean won)	2022
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
KIF Investment Fund	￦	512,936	33.33%	￦	170,979	￦	—	￦	170,979
K Bank Inc.		1,800,856	33.72%		607,276		245,480		852,756
Hyundai Robotics Co., Ltd.		286,449	10.00%		28,645		20,727		49,372
Megazone Cloud Corporation		635,035	6.83%		43,360		92,839		136,199
IGIS No. 468-1 General Private Real Estate Investment Company		52,839	44.64%		23,589		—		23,589
KT-DSC Creative Economy Youth Start-up Investment Fund		77,430	28.57%		22,123		—		22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No . 395		46,120	35.29%		16,278		342		16,620

Due to discontinuance of equity method of accounting, the Group has not recognized loss from associates and joint ventures of
￦
909 million for the year ended December 31, 2022 (for the year ended December 31, 2021:
￦
717 million). The accumulated comprehensive loss of associates and joint ventures as at December 31, 2022, which was not recognized by the Group is
￦
9,915 million (as at December 31, 2021:
￦
9,006 million).